Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017
PROPERTY, PLANT AND EQUIPMENT
Accumulated depreciation and amortization	$ (127,530)	$ (108,559)		$ (127,530)
Property, plant and equipment - net	113,220	93,925		113,220
Development expense	52,652	31,976	$ 17,992
Amortization of intangible assets	30,245	29,356	19,860
Depreciation of plant and equipment and amortization of leasehold improvements	17,800	11,000	9,300
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	16,139	15,854		16,139
Buildings and improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 52,625	49,856		52,625
Buildings and improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P15Y
Buildings and improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P39Y
Machinery and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 73,235	68,001		73,235
Machinery and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P5Y
Machinery and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P10Y
Software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 62,297	51,191		62,297
Software | Minimum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P3Y
Software | Maximum
PROPERTY, PLANT AND EQUIPMENT
Estimated useful life	P7Y
ERP
PROPERTY, PLANT AND EQUIPMENT
Costs related to the purchase and development of software	$ 40,600	45,200	27,500	113,300
Addition to capitalized software expenses	16,700	20,300	16,000
Development expense	23,900	24,900	$ 11,500
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	13,298	9,432		13,298
Construction and internal-use software development in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 23,156	$ 8,150		$ 23,156